Trading Assets	12 Months Ended
Oct. 31, 2021
Text Block [Abstract]
Trading Assets
8	Trading Assets

(a)	Trading securities
An analysis of the carrying value of trading securities is as follows:

As at October 31, 2021 ($ millions)	Remaining term to maturity
	Within three months	Three to twelve months	One to five years	Five to ten years	Over ten years	No specific maturity	Carrying value
Trading securities:
Canadian federal government issued or guaranteed debt	$868	$892	$6,134	$2,399	$2,821	$–	$13,114
Canadian provincial and municipal debt	778	1,434	1,829	1,215	4,598	–	9,854
U.S. treasury and other U.S. agency debt	61	1,097	3,366	2,123	176	–	6,823
Other foreign government debt	3,226	2,000	4,022	293	147	–	9,688
Common shares	–	–	–	–	–	85,016	85,016
Other	873	1,547	5,969	2,180	1,251	833	12,653
Total	$5,806	$6,970	$21,320	$8,210	$8,993	$85,849	$137,148
Total by currency (in Canadian equivalent):
Canadian dollar	$2,151	$2,663	$9,034	$4,663	$8,028	$28,116	$54,655
U.S. dollar	432	1,848	7,618	3,124	717	42,386	56,125
Mexican peso	1,038	820	2,316	17	40	630	4,861
Other currencies	2,185	1,639	2,352	406	208	14,717	21,507
Total trading securities	$5,806	$6,970	$21,320	$8,210	$8,993	$85,849	$137,148

As at October 31, 2020 ($ millions)	Remaining term to maturity
	Within three months	Three to twelve months	One to five years	Five to ten years	Over ten years	No specific maturity	Carrying value
Trading securities:
Canadian federal government issued or guaranteed debt	$938	$1,180	$5,708	$1,915	$3,295	$–	$13,036
Canadian provincial and municipal debt	562	818	2,026	1,107	4,807	–	9,320
U.S. treasury and other U.S. agency debt	461	93	3,846	644	138	–	5,182
Other foreign government debt	3,708	3,864	3,715	1,039	319	–	12,645
Common shares	–	–	–	–	–	57,178	57,178
Other	261	1,968	6,013	1,458	887	383	10,970
Total	$5,930	$7,923	$21,308	$6,163	$9,446	$57,561	$108,331
Total by currency (in Canadian equivalent):
Canadian dollar	$1,640	$2,362	$7,402	$3,577	$8,406	$20,637	$44,024
U.S. dollar	1,249	1,340	10,150	1,212	707	25,600	40,258
Mexican peso	1,188	1,074	1,727	77	54	282	4,402
Other currencies	1,853	3,147	2,029	1,297	279	11,042	19,647
Total trading securities	$5,930	$7,923	$21,308	$6,163	$9,446	$57,561	$108,331

(b)	Trading loans
The following table provides the geographic breakdown of trading loans:

As at October 31 ($ millions)	2021	2020
Trading loans (1)(2)
U.S. (3)	$5,308	$6,227
Europe (4)	548	1,075
Asia Pacific (4)	15	141
Canada (4)	2,034	266
Other (4)	208	643
Total	$8,113	$8,352

(1)	Geographic segmentation of trading loans is based upon the location of the ultimate risk of the underlying asset.
(2)	Loans are primarily denominated in U.S. dollars.
(3)
Includes trading loans that serve as a hedge to loan-based credit total return swaps of $5,203 (2020 – $5,396), while the remaining relates to short-term precious metals trading and lending activities.

(4)	These loans are primarily related to short-term precious metals trading and lending activities.